One Atlantic Center

1201 West Peachtree Street

Atlanta, GA 30309-3424

404-881-7000

Fax:404-881-7777

www.alston.com

Jason W. Goode	Direct Dial: 404-881-7986	E-mail: jason.goode@alston.com

May 10, 2011

VIA EDGAR AND OVERNIGHT MAIL

Mr. Michael McTiernan

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3010

Washington, D.C. 20549-6010

Re:	Independence Realty Trust, Inc. File No. 333-173391

Dear Mr. McTiernan:

This letter sets forth the response of our client, Independence Realty Trust, Inc. (the “Issuer”), to the comments by the Staff of the U.S. Securities and Exchange Commission (the “Commission”) in the letter dated May 3, 2011 regarding the Issuer’s registration statement on Form S-11 (the “Registration Statement”). The Issuer has today filed Pre-Effective Amendment No. 1 (“Amendment No. 1”) to the Registration Statement via EDGAR. For your convenience, we have set forth below each of the Staff’s comments followed by the relevant response. All references to page numbers in this letter refer to the page numbers in Amendment No. 1.

General

1. Comment: Please provide us with all promotional material and sales literature, including material that will be used only by broker-dealers. In this regard, please note that sales materials must set forth a balanced presentation of the risks and rewards to investors and should not contain any information or disclosure that is inconsistent with or not also provided in the prospectus. Please refer to Item 19.B of Industry Guide 5.

Response: The Issuer will provide the Commission with all promotional materials and sales literature, including material that will be used only by broker-dealers, once such materials and literature are finalized.

2. Comment: Please provide us with copies of all graphics, maps, photographs and related captions or other artwork including logos that you intend to use in the prospectus. Such

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Mr. Michael McTiernan

May 10, 2011

graphics and pictorial representations should not be included in any preliminary prospectus distributed to prospective investors prior to our review.

Response: The Issuer will provide the Commission with copies of all graphics, maps, photographs and related captions or other artwork that the Issuer intends to use in its prospectus and which have not already been provided to the Commission. The Issuer will not include any of the above-referenced items in any preliminary prospectus distributed to prospective investors prior to the Commission’s review.

3. Comment: Please be advised that you are responsible for analyzing the applicability of the tender offer rules, including Rule 13e-4 and Regulation 14E, to your share repurchase program. We urge you to consider all the elements of your share repurchase program in determining whether the program is consistent with the relief granted by the Division of Corporation Finance in prior no action letters. See, for example, T REIT, Inc. (Letter dated June 4, 2001) and Wells Real Estate Investment Trust III, Inc. (Letter dated December 3, 2003). To the extent you have questions as to whether the program is entirely consistent with the relief previously granted by the Division of Corporation Finance, you may contact to the division’s Office of Mergers and Acquisitions.

Response: The Issuer understands that it is responsible for analyzing the applicability of the tender offer rules, including Rules 13e-4 and Regulation 14E, to its share repurchase program. The Issuer has considered all elements of its share repurchase program in determining whether it is consistent with the class relief granted by the Division of Corporate Finance in prior no action letters and has determined that it is consistent therewith. To the extent that the Issuer has questions in the future regarding whether the Issuer’s share repurchase program is entirely consistent with relief previously granted by the Division of Corporation Finance, the Issuer will contact the Office of Mergers and Acquisitions.

4. Comment: We note that you are registering $1,095,000,000 worth of shares of your common stock. Please confirm to us that you reasonably expect to offer and sell this amount in the next two years. Refer to Rule 415(a)(2).

Response: The Issuer affirms that it reasonably expects to offer and sell the amount of the Issuer’s common stock registered in the next two years.

5. Comment: Please disclose your portfolio turnover policy. Please see Item 13(b)(2) of Form S-11.

Response: The Issuer respectfully submits that Item 13(b) of Form S-11 applies only to investments in real estate mortgages and, therefore, is not applicable to the Issuer because the Issuer will not invest in real estate mortgages.

Mr. Michael McTiernan

May 10, 2011

6. Comment: Please provide us with copies of relevant portions of any study, report, chart or book that you cite or on which you rely. Please mark the materials to specifically identify the portions that support your disclosure.

Response: The Issuer has enclosed a binder containing the relevant portions of all studies, reports, charts and books cited or relied upon in the Registration Statement, together with an index cross-referencing the disclosures in the Registration Statement to the supporting materials.

7. Comment: Please advise us why you believe Item 506 of Regulation S-K disclosure is not required.

Response: Item 506 of Regulation S-K requires disclosure when there is a substantial disparity between the public offering price and the effective cash cost to officers, directors, promoters and affiliated persons of common equity acquired by them in transactions during the past five years, or which they have the right to acquire, and the registrant is not subject to the reporting requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), immediately prior to filing of the registration statement.

The public offering price in the Issuer’s offering is $10.00 per share of common stock. The Issuer has not issued common equity to its officers, directors, promoters or affiliated persons at a price less than $10.00 per share. In 2009, the Issuer’s advisor acquired 20,000 shares of the Issuer’s common stock for $10.00 per share and acquired 200 limited partner units of the Issuer’s operating partnership for $10.00 per unit. Subject to the terms of the partnership agreement, the operating partnership’s partnership units are redeemable for shares of the Issuer’s common stock on a one-for-one basis. In addition, the Issuer is subject to the reporting requirement of Section 15(d) of the Exchange Act and was so immediately prior to the filing of the Registration Statement. As a result, the Issuer does not believe that Item 506 disclosure is required at this time.

Organizational Structure, page 13

8. Comment: Please provide an equivalent table to reflect the organizational structure assuming that the Issuer raises the maximum offering and, alternatively, the minimum offering.

Response: The Issuer has revised the table on page 15 in response to the Commission’s comment.

Distributions, page 22

9. Comment: We note that you may fund your distributions out of the offering proceeds. Please add risk factor disclosure to address the related risks, including the effect it would have on cash available for investing purposes and the potential dilutive effects on subsequent investors.

Mr. Michael McTiernan

May 10, 2011

Response: The Issuer has revised the risk factors on pages 9 and 28 to provide additional disclosure of the potentially dilutive effects on subsequent investors. The Issuer respectfully submits that the risk factor on page 28 already describes the effect on cash available for investment.

Supply, page 96

10. Comment: Please file a consent for the projection provided by Marcus & Millichap or advise us why you believe Rule 436 is not applicable.

Response: The Issuer respectfully submits that the reference in the Registration Statement to the Marcus & Millichap report is not expertized disclosure requiring a consent pursuant to Rule 436. The consent requirements of Rule 436 are directed at circumstances in which an issuer has engaged a third-party expert or counsel to prepare a valuation, opinion or other report specifically for use in connection with the issuer’s registration statement. The Marcus & Millichap report is publicly available, was not prepared in connection with the Issuer’s offering and is not in any manner specific to the Issuer or the Issuer’s offering. Further, the Issuer did not request or commission the preparation of the report or provide any compensation to Marcus & Millichap in exchange for the preparation of such report. The Issuer has provided a copy of the report in its response to Comment No. 6.

Initial Portfolio, page 98

11. Comment: With respect to your capitalization rate disclosure, please disclose how you determine the assumptions you use for occupancy, average rent and property expenses in determining first year net operating income.

Response: The Issuer has revised the disclosure on page 98 in response to the Commission’s comment. As disclosed, the capitalization rates were calculated based on third party appraisals. The third party appraisers made assumptions on occupancy, average rent and property expenses using market data.

12. Comment: Please disclose, if accurate, that your sponsor acquired these properties from borrowers in connection with loan defaults. If so, please disclose the date the sponsor acquired each property the amounts outstanding on the underlying loan at the time the property was acquired, and any other cash consideration paid.

Response: The Issuer has added new disclosure on page 99 in response to the Commission’s comment.

Listing or Liquidation Policy, page 114

13. Comment: Please revise to explicitly address the benefits your advisor would receive in pursuing listing over liquidation, such as the subordination participation upon a listing.

Mr. Michael McTiernan

May 10, 2011

Response: The Issuer has added new disclosure on page 114 to describe the primary benefit to the advisor of pursuing a listing of the Issuer’s shares or a liquidation of the Issuer’s assets, which is to trigger a success-based fee referred to as the “promote.” The Issuer respectfully submits that the advisor does not have any material incentive to recommend a listing over a liquidation or a liquidation over a listing because, in either case, RAIT NTR Holdings, LLC, which is indirectly owned by the advisor’s ultimate parent, will receive the promote.

Notes to Consolidated Financial Statements

Note 2: Summary of Significant Accounting Policies

k. Earnings Per Share, page F-10

14. Comment: Tell us how you determined you were not required to present earnings per share. Cite any relevant accounting literature in your response.

Response: The Issuer acknowledges that the presentation of earnings per share is required; however, the Issuer determined that it was not a meaningful measure of its performance as the Issuer is in the development stage. The Issuer intended to present earnings per share after it commenced operations. Notwithstanding the foregoing, the Issuer has revised the disclosure on page F-4 to include earnings per share.

The Initial Portfolio

General

15. Comment: Explain to us how you determined it would be appropriate to present combined financial statements of your initial portfolio rather than presenting separate financial statements of each property in accordance with Rule 3-14 of Regulation S-X. Cite any relevant accounting literature in your response.

Response: When determining the appropriateness of presenting financial statements required under Rule 3-14 of Regulation S-X for the six properties contributed to the Issuer’s operating partnership by its sponsor, the Issuer considered the guidance in ASC 810-10-45 and ASC 810-10-55-1B, which address the appropriateness of combined financial statements. Salient facts that the Issuer considered in determining its presentation of combined financial statements include:

a.	The Issuer considers its sponsor, including the wholly-owned subsidiaries which owned the properties prior to their contribution, and the Issuer to be entities under common control.

Mr. Michael McTiernan

May 10, 2011

b.	The contribution transaction was negotiated as a single portfolio transaction rather than separate asset transactions, with similar terms and closing conditions.

c.	The six properties are subject to the same internal controls over financial reporting and transaction processing.

Accordingly, the Issuer believes that providing combined financial statements to meet the requirement pursuant to Rule 3-14 of Regulation S-X is appropriate and that sufficient information for the individual properties is contained in the notes to the combined financial statements.

Unaudited Pro Forma Consolidated Financial Statements

Unaudited Pro Forma Consolidated Statements of Operations – page F-22

16. Comment: Tell us why your income statement presentation does not include pro forma earnings per share.

Response: As described in the Issuer’s response to Comment No. 14, the Issuer has updated its pro forma financial statements to include pro forma earnings per share data.

Note (D), page F-23

17. Comment: Explain to us how you determined that the excess of the agreed upon contribution value over the carry over basis of the contributed properties should be accounted for as a reduction to non-controlling interest. Cite any relevant accounting literature in your response.

Response: The contribution of six properties by the Issuer’s sponsor was accounted for as a transfer of nonmonetary assets under Topic 5G. Furthermore, the accounting guidance offered by Topic 5G is also discussed in ASC 805-50-30-5, specifically transactions between entities under common control. The Issuer was a wholly-owned subsidiary of its sponsor immediately before and after the contribution, and continues to be a wholly-owned subsidiary as of the date of this letter.

Pursuant to Topic 5G, the transferee (the Issuer) would record the assets at the historical cost basis of the transferor (the sponsor). Since the historical cost basis of the assets transferred was different than the consideration tendered by the Issuer (debt assumed and limited partnership units issued), the Issuer recorded that difference in equity based on the guidance in Topic 5G and ASC 805-50-30-5.

Mr. Michael McTiernan

May 10, 2011

Note (G), page F-24

18. Comment: Tell us the factual basis for your adjustment for general and administrative expenses. Reference is made to Rule 11-02 of Regulation S-X.

Response: The adjustment to general and administrative expenses relates to additional expenses the Issuer expects to incur for professional fees related to audit and tax services, insurance expenses and various other costs that are reasonable, factually supportable and are expected to have a continuing impact on its operations as required by Rule 11-02 of Regulation S-X. The Issuer has expanded the explanation of its adjustment to general and administrative expenses in the pro forma financial statements in Amendment No. 1 to provide further clarity and additional information to potential investors.

Should you have any further questions or need additional information, please do not hesitate to contact me at 404-881-7986.

Sincerely,

/s/ JASON W. GOODE

Jason W. Goode

Enclosures

cc:	Mr. Jack E. Salmon, Independence Realty Trust, Inc.